Equity - other comprehensive income (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	€ 0	€ 0	€ 0	€ 0
Other Comprehensive Income From Discontinuing Operations That Will Not Be Reclassified To Profit Or Loss, Before Tax	0	(9)	0	(9)
Other comprehensive income that will not be reclassified to profit or loss, before tax	0	(9)	0	(9)
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Gains (losses) on cash flow hedges, before tax	(102)	(104)	(266)	(198)
Reclassification adjustments on cash flow hedges, before tax	(6)	29	(40)	25
Other comprehensive income, before tax, cash flow hedges	(108)	(75)	(306)	(173)
Other comprehensive income, before tax, exchange differences on translation	(481)	(215)	(790)	221
Share Of Other Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method, Before Reclassification, That Will Be Reclassified To Profit Or Loss Before Tax	(22)	(11)	(43)	(15)
Reclassification Adjustments On Income Of Associates And Joint Ventures Accounted For Using Equity Method, Before Tax	(7)	(8)	(13)	(8)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	(29)	(19)	(56)	(23)
Other Comprehensive Income From Discontinuing Operations That Will Be Reclassified To Profit Or Loss, Before Tax	0	(4)	0	9
Other comprehensive income that will be reclassified to profit or loss, before tax	(618)	(313)	(1,152)	34
Other comprehensive income, before tax	(618)	(322)	(1,152)	25
Income Tax Related To Components Of Other Comprehensive Income, From Continuing Operations	28	21	92	48
Income Tax Related To Components Of Other Comprehensive Income, From Discontinuing Operations	0	0	0	0
Other comprehensive income	€ (590)	€ (301)	€ (1,060)	€ 73